Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedules of revenue by geographical locations
The following table presents revenue on a geographic basis for the years ended December 31:

	2022	2021
	$	$
North America	108,703	76,120
Rest of World	34,209	28,122
	142,912	104,242

The following table presents property and equipment on a geographic basis as at December 31:

	2022	2021
	$	$
North America	948	1,044
Rest of World	1,676	1,601
	2,624	2,645
The following table presents ROU asset on a geographic as at December 31:

	2022	2021
	$	$
North America	906	1,537
Rest of World	1,132	1,522
	2,038	3,059